Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - Evergreen Corporation [Member] - USD ($)	Feb. 28, 2025	Nov. 30, 2024	Nov. 30, 2023
IfrsStatementLineItems [Line Items]
Cash held in trust account	$ 26,693,780	$ 55,412,140	$ 82,949,890
Fair Value, Inputs, Level 1 [Member]
IfrsStatementLineItems [Line Items]
Cash held in trust account	$ 26,693,780	$ 55,412,140	$ 82,949,890